RELATED PARTIES - Narrative (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	$ 96,857,912	$ 79,648,650
EBP, Common Stock Fund and Self-Directed Brokerage Account
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair value	3,333,438	2,086,106
Universal Insurance Holdings Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 66,597	$ 65,353